ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2023
Lamf Global Ventures Corp I [Member]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 – ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

LAMF Global Ventures Corp. I (the “Company”) was incorporated as a Cayman Islands exempted company on July 20, 2021. The Company was incorporated for the purpose of effecting a business combination. The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company’s efforts to identify a prospective target business will not be limited to a particular industry or geographic location.

The Company has selected December 31 as its fiscal year end.

As of December 31, 2023, the Company had not yet commenced any operations. All activity for the period from July 20, 2021 (inception) through December 31, 2023 relate to the Company’s formation and the Initial Public Offering (“IPO”), and subsequent to the IPO, the search for a prospective target business. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on cash from the proceeds derived from the IPO.

Financing

The registration statement for the Company’s IPO was declared effective on November 10, 2021 (the “Effective Date”). On November 16, 2021, the Company consummated the sale of 25,300,000 units, which included the full exercise by the underwriters of their over-allotment option (the “Units”), in the amount of 3,300,000 Units, at a price of $10.00 per Unit, generating gross proceeds of $253,000,000. Simultaneously with the closing of the IPO, the Company consummated the sale of 1,106,000 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement to the Sponsor, generating gross proceeds of $11,060,000.

Transaction costs amounted to $15,651,363, including $4,000,000 of underwriting fees, $9,915,000 of deferred underwriting fees and $1,736,363 of other offering costs.

On May 11, 2023, at an extraordinary general meeting of shareholders of the Company, the Company’s shareholders approved an amendment to the Governing Documents to provide the Company with the right to extend the date by which the Company must consummate a Business Combination to November 16, 2023 (the “Initial Extension”) and to allow the Company, without another shareholder vote, by resolution of the Company’s board of directors, to elect to further extend the extended date in one-month increments up to six additional times (each, an “Additional Monthly Extension”) up to May 16, 2024 (the Initial Extension and the option to extend for Additional Monthly Extensions are collectively referred to as the “Extension”). The Company’s shareholders also approved a proposal to amend the Governing Documents to eliminate (i) the limitation that the Company may not redeem Public Shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 and (ii) the limitation that the Company shall not consummate a Business Combination unless the Company has net tangible assets of at least $5,000,001 immediately prior to, or upon consummation of, or any greater net tangible asset or cash requirement that may be contained in the agreement relating to, such Business Combination. The Company’s shareholders also approved a proposal to provide for the right of a holder of the Founder Shares to convert such shares into Class A Shares on a one-for-one basis at any time and from time to time prior to the closing of a Business Combination at the election of the holder. In connection with the vote to approve the Extension, the holders of 22,347,384 Public Shares properly exercised their right to redeem their Public Shares for cash at a redemption price of approximately $10.52 per share, for an aggregate redemption amount of $235,015,086. After the satisfaction of such redemptions in May 2023, the balance in the Trust Account as of December 31, 2023 was $32,178,652.

On May 5 and May 8, 2023, the Company and the Sponsor entered into non-redemption agreements (the “Non-Redemption Agreements”) with unaffiliated third-party investors (the “Investors”), pursuant to which the Investors have, in connection with the Extension, agreed not to redeem, or to reverse and revoke any prior redemption election with respect to an aggregate of 2,888,000 Public shares (the “Non-Redeemed Shares”). Pursuant to the Non-Redemption Agreements, the Sponsor has agreed to transfer to the Investors (i) for the Initial Extension (as defined below), a number of Founder Shares equal to 21% of the number of Non-Redeemed Shares, or 606,480 Founder Shares, and (ii) for each Additional Monthly Extension (as defined below), a number of Founder Shares equal to 3.5% of the number of Non-Redeemed Shares, or 101,080 Founder Shares for each Additional Monthly Extension, or up to an aggregate of 1,212,960 Founder Shares if all Additional Monthly Extensions are implemented. None of the Non-Redemption Agreements require the Investors party thereto to take any action with respect to an initial business combination, including with respect to the non-redemption or voting of any shares, as such agreements related solely to the non-redemption of Public Shares in connection with the Extension.

Following the approval of the proposals at the extraordinary general meeting of shareholders of the Company, the holders of the Founder Shares elected to convert all of the 8,433,333 Founder Shares into Class A Shares. As a result of the redemptions described above and the conversion of the Founder Shares, there are an aggregate of 12,491,949 Class A Shares outstanding as of December 31, 2023, comprised of 2,952,616 Class A Shares held by Public Shareholders, 1,106,000 Class A Shares initially sold as part of the Private Placement Units issued to the Sponsor in connection with the IPO, and 8,433,333 Class A Shares that were converted from the Founder Shares.

On September 22, 2023, Wells Fargo Securities, LLC, the sole book-running manager of the IPO, solely with respect to the Business Combination (as defined below), waived its entitlement to the payment of all of its $9,915,000 deferred underwriting commissions for its previously completed role as underwriter of the IPO that would have become due upon the consummation of the Business Combination, without any consideration.

Trust Account

Following the closing of the IPO on November 16, 2021, $258,060,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Units was placed in a Trust Account. From November 16, 2021 until February 3, 2022, the proceeds in the Trust Account were held in cash. Between February 3, 2022 and December 6, 2023, the proceeds held in the Trust Account were invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. In connection with the extraordinary general meeting of Public Shareholders held on May 11, 2023, the holders of 22,347,384 Class A Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.52 per share, for an aggregate redemption amount of approximately $235 million. After the satisfaction of such redemptions in May 2023, the balance in the Trust Account became approximately $31 million. Since December 6, 2023, the funds held in the Trust Account are held in cash. As of December 31, 2023 and 2022, the balance in the Trust Account was $32,178,652 and $262,000,174, respectively.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a business combination.

The Company must complete one or more initial business combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial business combination. However, the Company will only complete a business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance the Company will be able to successfully effect a business combination.

The Company will provide the holders (the “Public Shareholders”) of the outstanding Class A Shares, par value $0.0001 per share (“Public Shares” or “Class A Shares”), included in the Units sold in the IPO with the opportunity to redeem all or a portion of their Public Shares upon the completion of a business combination either (i) in connection with a shareholder meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (anticipated to be $10.89 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights with respect to the Warrants (as defined in Note 3).

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation if there is a shareholder vote or tender offer in connection with the business combination and in connection with certain amendments to the Governing Documents. In accordance with Accounting Standards Codification (“ASC”) 480-10-S99, redemption provisions not solely within the control of a company require Class A Shares subject to redemption to be classified outside of permanent equity. Given that the Public Shares were issued with other freestanding instruments (i.e., the Public Warrants (as defined in Note 3), the initial carrying value of Class A Shares classified as temporary equity will be the allocated proceeds determined in accordance with ASC 470-20. The Class A Shares are subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The Public Shares are redeemable and are classified as such on the consolidated balance sheets until such date that a redemption event takes place.

If the Company seeks shareholder approval of a business combination, the Company will proceed with a business combination if a majority of the shares voted are voted in favor of the business combination, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the Governing Documents, conduct redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a business combination. If, however, shareholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a business combination, the Sponsor and the Company’s officers and directors have agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased by them during or after the IPO in favor of approving a business combination. Additionally, each Public Shareholder may elect to redeem their Public Shares without voting, and if they do vote irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Governing Documents provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A Shares sold in the IPO, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors (the “Initial Shareholders”) have agreed not to propose an amendment to the Governing Documents (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if it does not complete a business combination within the date provided in the Governing Documents (or up to May 16, 2024, pursuant to the Extension (as defined below)) or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A Shares in conjunction with any such amendment.

If the Company is unable to complete a business combination by the date provided in the Governing Documents (or up to May 16, 2024, pursuant to the Extension) (the “Combination Period”) the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish the Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a business combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a business combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commissions (see Note 6) held in the Trust Account in the event the Company does not complete a business combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.89 per share held in the Trust Account.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the Trust Account, if less than $10.20 per public share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account(whether or not such waiver is enforceable) nor will it apply to any claims under indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

The Company accounts for its Class A Shares subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Class A Shares subject to mandatory redemption (if any) are classified as a liability and are measured at fair value. Conditionally redeemable Class A Shares (including Class A Shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A Shares are classified as shareholder’s equity (deficit). The Company’s Class A Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

The Company has until the end of the Combination Period to complete an initial business combination. If the Company is unable to complete an initial business combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

On December 30, 2021, the Company announced that holders of the Units sold in the Company’s IPO may elect to separately trade the Class A Shares and Public Warrants included in the Units commencing on or about December 30, 2021. Each Unit consists of one Class A Share and one-half of one redeemable Warrant to purchase one Class A Share. Any Units not separated will continue to trade on the Nasdaq under the symbol “LGVCU,” and the Class A Shares and Public Warrants will separately trade on Nasdaq under the symbols “LGVC” and “LGVCW,” respectively. No fractional Warrants will be issued upon separation of the Units and only whole Warrants will trade. Holders of Units will need to have their brokers contact Continental Stock Transfer & Trust Company, the Company’s transfer agent, in order to separate the Units into Class A Shares and Warrants.

Liquidity and Going Concern

As of December 31, 2023, the Company had cash outside the Trust Account of $128,374 and working capital deficit of approximately $5,705,000. All remaining cash held in the Trust Account is generally unavailable for the Company’s use, prior to an initial business combination, and is restricted for use either in a Business Combination or to redeem Class A Shares. As of December 31, 2023, none of the amount in the Trust Account was available to be withdrawn as described above.

Until the consummation of the IPO, the Company’s only source of liquidity was an initial purchase of Founder Shares by the Sponsor and a promissory note from the Sponsor. On November 16, 2021, the Company consummated the IPO of 25,300,000 Units, which included the full exercise by the underwriters of their over-allotment option in the amount of 3,300,000 Units, at a price of $10.00 per Unit, generating gross proceeds of $253,000,000. Simultaneously with the closing of the IPO, the Company consummated the sale of 1,106,000 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement to the Sponsor, generating gross proceeds of $11,060,000.

On February 2, 2024, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to $1,200,000 from the Sponsor, related to ongoing expenses reasonably related to the business of the Company and the consummation of its initial business combination. The Working Capital Promissory Note bears no interest and is repayable in full upon the earlier of the date on which the Company consummates its initial business combination or the date of the Company’s liquidation. Any outstanding principal amount to date under the Working Capital Promissory Note may be prepaid at any time by the Company, at its election and without penalty. Under the Working Capital Promissory Note, following the closing of the Company’s initial business combination, the Sponsor may elect to convert all or any portion of the unpaid principal balance of the Working Capital Promissory Note into units of the post-business combination entity at $10.00 per unit, with each unit being identical to the private placement units sold to the Sponsor in connection with the IPO. The Conversion Units and their underlying securities are entitled to the registration rights set forth in the Working Capital Promissory Note. As of February 23, 2024, there was $738,196 outstanding under the Working Capital Promissory Note.

The Company anticipates that the $128,374 outside of the Trust Account as of December 31, 2023, along with the Working Capital Loans (as defined below), will be sufficient to allow the Company to operate until May 16, 2024 (pursuant to the Extension), assuming that a business combination is not consummated during that time. In connection with the Company’s assessment of going concern considerations in accordance with ASC 205-40, “Going Concern,” as of December 31, 2023, the Company’s management has determined the liquidity condition and date for mandatory liquidation and subsequent redemption of shares raises substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date of the issuance of these consolidated financial statements. The Company intends to complete its initial business combination before the mandatory liquidation date; however, there can be no assurance that the Company will be able to consummate a business combination by May 16, 2024 (pursuant to the Extension). Until the consummation of an initial business combination, the Company will be using the funds from the portion of the proceeds from the sale of Private Placement Units not held in the Trust Account, and any additional Working Capital Loans from the Initial Shareholders, the Company’s officers and directors, or their respective affiliates, for identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the business combination. The Company may raise additional capital through loans or additional investments from the Sponsor or the Sponsor’s members. The Sponsor is not obligated to loan the Company additional funds or make additional investments but may do so from time to time to meet the Company’s working capital needs. As of December 31, 2023, the Sponsor advanced $650,000 for the cost of certain regulatory fees incurred by the Company. The Company will reimburse this amount to the Sponsor upon closing of an initial business combination. Management has determined that if the Company is unable to complete a business combination during the Combination Period, then the Company will cease all operations except for the purpose of winding up. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as going concern.